FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities measured at fair value on a recurring basis
Equity Method Investment, Other than Temporary Impairment	$ 591
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		$ 150
Derivative, Collateral, Obligation to Return Cash	96	55
Derivative, Collateral, Right to Reclaim Cash	4	2
Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis
Equity securities with changes in fair value recognized in income	1,681	212
Debt Securities	0	1,899
Derivatives	2	7
Total assets	1,683	2,118
Derivatives	14	3
Total liabilities	14	3
Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis
Equity securities with changes in fair value recognized in income	186	127
Debt Securities	5,018	5,739
Derivatives	313	250
Total assets	5,517	6,116
Derivatives	221	262
Total liabilities	221	262
Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Equity securities with changes in fair value recognized in income	6	3
Debt Securities	19	169
Derivatives	0	0
Total assets	25	172
Derivatives	0	0
Total liabilities	0	0
Other [Member]
Assets and liabilities measured at fair value on a recurring basis
Equity securities with changes in fair value recognized in income	61	65
Debt Securities	0	0
Derivatives	0	0
Total assets	61	65
Derivatives	0	0
Total liabilities	0	0
Netting Adjustment
Assets and liabilities measured at fair value on a recurring basis
Equity securities with changes in fair value recognized in income	0	0
Debt Securities	0	0
Derivatives	(261)	(198)
Total assets	(261)	(198)
Derivatives	(182)	(147)
Total liabilities	(182)	(147)
Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis
Equity securities with changes in fair value recognized in income	1,934	407
Debt Securities	5,037	7,807
Derivatives	54	59
Total assets	7,025	8,273
Derivatives	53	118
Total liabilities	53	118
Other assets | Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis
Derivatives	54	59
Accounts Payable and Accrued Liabilities | Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis
Derivatives	3	40
Other liabilities | Fair Value Measurements
Assets and liabilities measured at fair value on a recurring basis
Derivatives	50	78
Pension benefits
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	7,429	8,866	$ 8,371
Pension benefits | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	7,429	8,866
Pension benefits | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	3,333	4,433
Pension benefits | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	1,472	1,287
Pension benefits | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	2	34
Fair Value Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Foreign Translation, Gains (Losses)	(13)	26
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	303	303	246
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	16	2
Defined Benefit Plan, Plan Assets, Amount	303	303
Derivative Liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	(5)	(5)
Pension benefits | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	2	0
Fair Value Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Foreign Translation, Gains (Losses)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	17	14	14
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(2)	(3)
Derivative Liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	3	3
Pension benefits | Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	0	3
Fair Value Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Foreign Translation, Gains (Losses)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	16	24	19
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(1)	1
Derivative Liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	(7)	1
Pension benefits | Real Estate [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	391	598
Pension benefits | Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension benefits | Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension benefits | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	0	0
Fair Value Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Foreign Translation, Gains (Losses)	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	0	2	2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0
Defined Benefit Plan, Plan Assets, Amount	0	2
Derivative Liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	(2)	0
Pension benefits | Other Investments | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	673	827
Pension benefits | Other Investments | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension benefits | Other Investments | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis
Defined Benefit Plan, Plan Assets, Amount	0	0
Pension benefits | Other Investments | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	0	31
Fair Value Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Foreign Translation, Gains (Losses)	(13)	26
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	270	263	$ 211
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	19	4
Defined Benefit Plan, Plan Assets, Amount	270	263
Derivative Liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, (Sales), Issuances, (Settlements)	$ 1	$ (9)